FEDERATED WORLD INVESTMENT SERIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 30, 2020

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED WORLD INVESTMENT SERIES, INC. (the “Registrant”)

Federated Emerging Market Debt Fund

Class A Shares

Class C Shares

Institutional Shares

Federated International Leaders Fund

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Institutional Shares

Class R6 Shares

Class T Shares

1933 Act File No. 33-52149

1940 Act File No. 811-7141  ____________

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2020, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Funds. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 74 on January 27, 2020.

If you have any questions regarding this certification, please contact me at (724) 720-8831.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary